Income and Expenses - Schedule of Group Reportable Losses Maturity (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturity Of Group Reportable Losses [Line Items]
Total	SFr 106,861	SFr 233,840	SFr 170,443
2025
Maturity Of Group Reportable Losses [Line Items]
Total		16,733	16,733
2026
Maturity Of Group Reportable Losses [Line Items]
Total		13,113	13,113
2027
Maturity Of Group Reportable Losses [Line Items]
Total		12,437	12,437
2028
Maturity Of Group Reportable Losses [Line Items]
Total		14,865	14,865
2029
Maturity Of Group Reportable Losses [Line Items]
Total		31,786	31,786
2030
Maturity Of Group Reportable Losses [Line Items]
Total	41,396	81,509	SFr 81,509
2031
Maturity Of Group Reportable Losses [Line Items]
Total	31,795	SFr 63,397
2032
Maturity Of Group Reportable Losses [Line Items]
Total	SFr 33,670